Income Taxes - Loss from Operations Before Provision for Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Pre-tax book income - United States			$ (28,974)	$ (19,013)
Pre-tax book income	$ (6,705)	$ (8,063)	$ (28,974)	$ (19,013)